Bank Loans and Issuance of Debt Securities - Summary of Sustainability Performance Target Achieved (Details) - ktCO2e	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2019
Disclosure of performance obligations [line items]
Percentage of change in key performance indicators on absolute emissions of GEI alcance 1 and 2	(25.00%)
Base Year [Member]
Disclosure of performance obligations [line items]
Key performance indicators on absolute emissions of GEI alcance 1 and 2		61,993
Sustainability Performance Target Year [Member]
Disclosure of performance obligations [line items]
Key performance indicators on absolute emissions of GEI alcance 1 and 2	46,703